INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Net operating loss carryover	$ 3,873,000	$ 2,738,000
Tax credits	328,000	215,000
Valuation allowance	(4,201,000)	(2,953,000)
Net deferred tax assets	$ 0	$ 0
Statutory federal income tax rate	(34.00%)	(34.00%)
State income taxes, net of federal taxes	0.00%	0.00%
Non-deductible items	8.00%	10.00%
Tax credits	2.00%	2.00%
Valuation allowance	24.00%	22.00%
Effective income tax rate	0.00%	0.00%